Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 31, 2011
SIMT Multi-Strategy Alternative Fund (Prospectus Summary): | SIMT Multi-Strategy Alternative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Multi-Strategy Alternative Fund
Supplement Text	ck0000804239_SupplementTextBlock

SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund

Supplement dated October 11, 2011
to the Class A Shares Prospectus dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in fees and expenses principal investment strategies, principal risks and portfolio management of the Multi-Strategy Alternative Fund.

Expense, Heading	rr_ExpenseHeading	Change in Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock

Under the heading "Fees and Expenses," in the Fund Summary for the Multi-Strategy Alternative Fund, the "Annual Fund Operating Expenses" table and its footnotes are hereby deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	In addition, under the heading "Fees and Expenses," in the Fund Summary for the Multi-Strategy Alternative Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	There are no other changes to the fees and expenses for the Multi-Strategy Alternative Fund.
Investment Strategy, Heading	rr_StrategyHeading	Change in the Principal Investment Strategies of the Multi-Strategy Alternative Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under the heading "Principal Investment Strategies," in the Fund Summary for the Multi-Strategy Alternative Fund, the third paragraph is hereby deleted and replaced with the following:

The Fund currently allocates assets to one Sub-Adviser pursuant to SIMC's "manager-of-managers" model, and such Sub-Adviser manages a portion of the Fund's portfolio under the general supervision of SIMC.

The Fund is intended to be only one component of an investor's broader investment program and is not designed to be a complete investment program. Investors who seek to add an alternative component to their overall investment program may wish to allocate a portion of their investment to the Fund.

There are no other changes in the principal investment strategies of the Multi-Strategy Alternative Fund.

Risk, Heading	rr_RiskHeading	Change in the Principal Risks of the Multi-Strategy Alternative Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

Under the heading "Principal Risks," in the Fund Summary for the Multi-Strategy Alternative Fund, the paragraphs related to "Directional or Tactical Strategies Risk" and "Short Sales" are each hereby deleted and replaced with the following:

Directional or Tactical Strategies Risk —Directional or tactical strategies usually use long and short positions, which entail predicting the direction that particular securities or sectors or the overall market might move. Directional or tactical strategies may utilize leverage and hedging. There may be a significant risk of loss if the Fund's judgment is incorrect as to the direction, timing or extent of expected movements of particular securities or sectors or the market as a whole.

Short Sales —A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities.

There are no other changes to the principal risks of the Multi-Strategy Alternative Fund.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-745 (10/11)
SIMT Multi-Strategy Alternative Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets		[1]
Dividend and interest expense on securities sold short	rr_Component2OtherExpensesOverAssets	0.05%
Remainder of other expenses	rr_Component3OtherExpensesOverAssets	0.69%
Total Other Expenses	rr_OtherExpensesOverAssets	0.74%
Acquired Funds Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	1.37%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.61%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	364
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,106

[1]	Other expenses have been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund is expected to incur AFFE during the current fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds. AFFE is based on estimated amounts for the current fiscal year.